Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share (Tables) [Abstract]
The calculation of basic earnings per share

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Years ended December 31
	2018	2017 (1)	2016 (1)
Net earnings attributable to the Organization's common shareholders (R$ thousand)	7,916,635	8,157,920	8,542,147
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	8,667,280	8,931,444	9,352,102
Weighted average number of common shares outstanding (thousands)	3,354,990	3,354,990	3,354,990
Weighted average number of preferred shares outstanding (thousands)	3,339,188	3,339,188	3,339,188
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	2.36	2.43	2.55
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	2.60	2.67	2.80

(1) All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Special Shareholders' Meeting held on March 12, 2018, in the proportion of one new share for every 10 shares held.